Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Depreciation expense	$ 5,000	$ 7,000	$ 11,000	$ 13,000	$ 27,000	$ 21,000